Document and Entity Information	Oct. 16, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 16, 2025
Entity Registrant Name	Iterum Therapeutics plc
Entity Incorporation State Country Code	L2
Entity File Number	001-38503
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	25 North Wall Quay
Entity Address City Or Town	Dublin 1
Entity Address Country	IE
City Area Code	+353
Local Phone Number	1 9038354
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, par value $0.01 per share
Trading Symbol	ITRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001659323